UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harvey Partners, LLC
Address:  	610 Fifth Avenue
                Suite 311
                New York, NY 10020

Form 13F File Number:   28-12901
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey C. Moskowitz
Title:    Managing Member
Phone:    (212) 782-3737

Signature, Place, and Date of Signing:

 /S/ Jeffrey C. Moskowitz                      New York, NY           11/15/10
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                          -----------------
Form 13F Information Table Entry Total:         71
                                          -----------------
Form 13F Information Table Value Total:   $   197,233
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                              Harvey Partners, LLC
                                   FORM 13F
                              AS OF DATE: 9/30/10

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR CORP                       COM              000361105     2892   155000 SH       SOLE                   155000        0        0
ACME PACKET INC                PUT              004764956       42      800 SH  PUT  SOLE                      800        0        0
ACTUATE CORP                   COM              00508B102      425    82500 SH       SOLE                    82500        0        0
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406     1994   199408 SH       SOLE                   199408        0        0
ARBITRON INC                   COM              03875Q108     2698    96470 SH       SOLE                    96470        0        0
ASHLAND INC. NEW               COM              044209104     2139    43850 SH       SOLE                    43850        0        0
AUDIOCODES LTD                 ORD              M15342104     1130   289700 SH       SOLE                   289700        0        0
CALAMP CORP                    COM              128126109      661   257364 SH       SOLE                   257364        0        0
CHART INDS INC                 COM PAR $.01     16115Q308     7228   355000 SH       SOLE                   355000        0        0
CVR ENERGY INC                 COM              12662P108     5053   612500 SH       SOLE                   612500        0        0
DANA HOLDING CORP              COM              235825205     4263   345996 SH       SOLE                   345996        0        0
DIVX INC                       COM              255413106     1132   118783 SH       SOLE                   118783        0        0
DOMTAR CORP                    COM NEW          257559203     4259    65950 SH       SOLE                    65950        0        0
DOUGLAS DYNAMICS INC           COM              25960R105     6175   500000 SH       SOLE                   500000        0        0
EASTMAN KODAK CO               CALL             277461909      171     6000 SH  CALL SOLE                     6000        0        0
ENPRO INDS INC                 COM              29355X107     8915   285000 SH       SOLE                   285000        0        0
ENTEGRIS INC                   COM              29362U104     7822  1675000 SH       SOLE                  1675000        0        0
ENTEGRIS INC                   CALL             29362U904       33     1211 SH  CALL SOLE                     1211        0        0
FSI INTL INC                   COM              302633102      958   360160 SH       SOLE                   360160        0        0
GLOBALOPTIONS GROUP INC        COM NEW          37946D209     1409   680790 SH       SOLE                   680790        0        0
GRAFTECH INTL LTD              COM              384313102     3126   200000 SH       SOLE                   200000        0        0
GRAHAM CORP                    COM              384556106     3492   225000 SH       SOLE                   225000        0        0
GRANITE CONSTR INC             COM              387328107     2899   127500 SH       SOLE                   127500        0        0
GRANITE CONSTR INC             CALL             387328907      628     5975 SH  CALL SOLE                     5975        0        0
HANESBRANDS INC                COM              410345102     1086    42000 SH       SOLE                    42000        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     4388   750000 SH       SOLE                   750000        0        0
INTEGRATED DEVICE TECHNOLOGY   CALL             458118906      319     7505 SH  CALL SOLE                     7505        0        0
ISHARES TR                     PUT              464287955      152     3500 SH  PUT  SOLE                     3500        0        0
KNOT INC                       COM              499184109     3880   425000 SH       SOLE                   425000        0        0
KULICKE & SOFFA INDS INC       CALL             501242901      352     6525 SH  CALL SOLE                     6525        0        0
LANDEC CORP                    COM              514766104     2962   477000 SH       SOLE                   477000        0        0
LIBBEY INC                     COM              529898108     5597   425000 SH       SOLE                   425000        0        0
LOGMEIN INC                    COM              54142L109     4534   126003 SH       SOLE                   126003        0        0
MAGMA DESIGN AUTOMATION        COM              559181102     1073   290000 SH       SOLE                   290000        0        0
MATTSON TECHNOLOGY INC         COM              577223100     3188  1159323 SH       SOLE                  1159323        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     4050   128760 SH       SOLE                   128760        0        0
MICROSOFT CORP                 COM              594918104      760    31053 SH       SOLE                    31053        0        0
MINDSPEED TECHNOLOGIES INC     COM NEW          602682205     2871   369520 SH       SOLE                   369520        0        0
ODYSSEY MARINE EXPLORATION I   COM              676118102     1533   837500 SH       SOLE                   837500        0        0
OIL DRI CORP AMER              COM              677864100     5066   235500 SH       SOLE                   235500        0        0
OPENTABLE INC                  PUT              68372A954      137     2300 SH  PUT  SOLE                     2300        0        0
PILGRIMS PRIDE CORP NEW        CALL             72147K908       51     1370 SH  CALL SOLE                     1370        0        0
QUANTUM CORP                   COM DSSG         747906204     3816  1800000 SH       SOLE                  1800000        0        0
RADIAN GROUP INC               COM              750236101     1372   175400 SH       SOLE                   175400        0        0
RESEARCH IN MOTION LTD         COM              760975102     2206    45309 SH       SOLE                    45309        0        0
ROGERS CORP                    COM              775133101     9516   302300 SH       SOLE                   302300        0        0
SANMINA SCI CORP               COM NEW          800907206     2123   175784 SH       SOLE                   175784        0        0
SCHIFF NUTRITION INTL INC      COM              806693107     4141   505000 SH       SOLE                   505000        0        0
SEAGATE TECHNOLOGY             SHS              G7945M107     5931   503714 SH       SOLE                   503714        0        0
SEMICONDUCTOR HLDRS TR         PUT              816636953        2      150 SH  PUT  SOLE                      150        0        0
SILICON IMAGE INC              COM              82705T102     8246  1725000 SH       SOLE                  1725000        0        0
SILICON IMAGE INC              CALL             82705T902       14      350 SH  CALL SOLE                      350        0        0
SOLUTIA INC                    COM NEW          834376501     3741   233514 SH       SOLE                   233514        0        0
SONOCO PRODS CO                COM              835495102     5150   154000 SH       SOLE                   154000        0        0
SUNCOR ENERGY INC NEW          COM              867224107     2750    84500 SH       SOLE                    84500        0        0
SUNOCO INC                     COM              86764P109     5847   160200 SH       SOLE                   160200        0        0
TECHNITROL INC                 COM              878555101     4520  1025000 SH       SOLE                  1025000        0        0
TERRA NOVA RTY CORP            COM              88102D103     5036   675000 SH       SOLE                   675000        0        0
TESORO CORP                    COM              881609101     2672   200000 SH       SOLE                   200000        0        0
TESORO CORP                    CALL             881609901      238     2500 SH  CALL SOLE                     2500        0        0
TRIQUINT SEMICONDUCTOR INC     PUT              89674K953       24     1625 SH  PUT  SOLE                     1625        0        0
ULTRA CLEAN HLDGS INC          COM              90385V107     5819   675000 SH       SOLE                   675000        0        0
URBAN OUTFITTERS INC           COM              917047102     2413    76738 SH       SOLE                    76738        0        0
VASCO DATA SEC INTL INC        COM              92230Y104     1040   160000 SH       SOLE                   160000        0        0
VASCO DATA SEC INTL INC        CALL             92230Y904        6      100 SH  CALL SOLE                      100        0        0
VERISK ANALYTICS INC           CL A             92345Y106     2801   100000 SH       SOLE                   100000        0        0
WEBSENSE INC                   PUT              947684956      118      500 SH  PUT  SOLE                      500        0        0
WESTERN DIGITAL CORP           CALL             958102905      350     1907 SH  CALL SOLE                     1907        0        0
WESTERN REFNG INC              COM              959319104     4140   790000 SH       SOLE                   790000        0        0
WOODWARD GOVERNOR CO           COM              980745103      861    26567 SH       SOLE                    26567        0        0
WORLD WRESTLING ENTMT INC      CL A             98156Q108      797    57268 SH       SOLE                    57268        0        0
